Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Acquired intangible assets consisted of the following as of December 31, 2025:

	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount

Technology	$49,636	$(20,269)	$29,367
Capitalized internal-use software	7,005	(6,176)	829
Customer Relationships	13,863	(10,700)	3,163
Creatives Relationships	1,994	(1,994)	-
Talents Relationships	1,438	(1,438)	-
Trade Name	5,850	(2,655)	3,195
Courses	968	(968)	-
Total	$80,754	$(44,200)	$36,554

Acquired intangible assets consisted of the following as of December 31, 2024:

	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount

Technology	$43,337	$(12,808)	$30,529
Capitalized internal-use software	6,292	(5,714)	578
Customer Relationships	11,998	(7,152)	4,846
Creatives Relationships	4,252	(1,676)	2,576
Talents Relationships	1,438	(894)	544
Trade Name	4,765	(1,982)	2,783
Courses	968	(942)	26
Total	$73,050	$(31,168)	$41,882

Schedule of Estimated Future Amortization Expense	The estimated future amortization of intangible assets as of December 31, 2025 was as follows:
2026	$12,248
2027	11,670
2028	9,264
2029	3,372
Total	$36,554